Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO-RD (1) (2)	Summary Compensation Table Total for PEO-MZ (1) (2)(6)	Compensation Actually Paid to PEO-RD (1)(3)	Compensation Actually Paid to PEO-MZ (1) (5)(6)	Average Summary Compensation Table Total for Non-PEO NEO (2)(4)(6)(7)	Average Compensation Actually Paid to Non-PEO NEO (5)(6)(7)	Company Total Shareholder Return (TSR) (8)	Peer Group TSR (9)	Net Income (Loss)
2024	$158,613	$1,161,021	$158,613	$228,307,722	$2,514,385	$133,810,518	$379.57	$113.68	$(221,315,000)
2023	$—	$20,562,924	$—	$30,062,629	$12,049,222	$18,441,114	$55.53	$115.84	$(614,928,000)
2022	$—	$1,242,049	$—	$3,786,649	$1,362,850	$3,502,186	$90.43	$111.67	$(78,782,000)
2021	$—	$9,639,214	$—	$5,123,646	$1,325,423	$(11,289)	$57.23	$126.42	$(88,602,000)

Named Executive Officers, Footnote
For 2024, 2023 and 2022, the principal executive officers (PEOs) were Robert W. Duggan (Co-Chief Executive Officer and Chairman) and Mahkam Zanganeh (Co-Chief Executive Officer, President and Director). For 2021, Mr. Duggan was the sole PEO, and the non-PEO NEOs were Mahkam Zanganeh and Jeffrey Maranian, Former Principal Accounting Officer and David Powell, Former Chief Scientific Officer.
For 2022, the sole non-PEO NEO was Ankur Dhingra, our former Chief Financial Officer who served in such role from May 2022 to April 2024. For 2024 and 2023, the non-PEO NEOs were Manmeet Soni (Chief Operating Officer, Chief Financial Officer and Director) and Ankur Dhingra (former Chief Financial Officer). Mr. Soni has served as Chief Operating Officer since October 2023 and as Chief Financial Officer since April 2024.

Adjustment To PEO Compensation, Footnote
Amounts represent the “Total” column set forth in the Summary Compensation Table (“SCT”). See the footnotes to the SCT for further detail regarding the amounts in these columns.
The increase in amounts reported for 2024 compared to 2023 was highly correlated with an increase in our stock price. The dollar amounts reported in these columns represent the amounts of “Compensation Actually Paid” (otherwise known as “CAP”). The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the amounts from the “Total” column of the SCT as shown in the below tables (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
If the achievement of the performance condition for the performance-based stock options was not probable, as defined under applicable accounting guidance, then we assigned a fair value of $0.

2024	PEO-RD(1)	PEO-MZ(1)	Non-PEO NEO(3)
SCT Total Compensation(2)	$158,613	$1,161,021	$2,514,385
Deduct amounts reported under the “Option Awards” column of the SCT	—	—	(1,755,734)
Add fair value of awards granted in the fiscal year and unvested as of the fiscal year end	—	—	9,373,155
Add change in fair value of awards granted in prior years and unvested as of the fiscal year end	—	136,159,546	79,543,749
Add change in fair value of awards granted in prior years that vested during the fiscal year as of the vesting date	—	90,987,155	44,813,017
Less: FV of any awards granted in prior years that fail to meet vesting conditions during the covered fiscal year, as of the end of the prior fiscal year	—	—	(678,054)
Total Compensation Actually Paid(4)	$158,613	$228,307,722	$133,810,518

Non-PEO NEO Average Total Compensation Amount	$ 2,514,385	$ 12,049,222	$ 1,362,850	$ 1,325,423
Non-PEO NEO Average Compensation Actually Paid Amount	$ 133,810,518	18,441,114	3,502,186	(11,289)
Adjustment to Non-PEO NEO Compensation Footnote
The increase in amounts reported for 2024 compared to 2023 was highly correlated with an increase in our stock price. The dollar amounts reported in these columns represent the amounts of “Compensation Actually Paid” (otherwise known as “CAP”). The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the amounts from the “Total” column of the SCT as shown in the below tables (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
If the achievement of the performance condition for the performance-based stock options was not probable, as defined under applicable accounting guidance, then we assigned a fair value of $0.
In April 2024, our former Chief Financial Officer, Ankur Dhingra, resigned and forfeited certain equity awards granted to him.

2024	PEO-RD(1)	PEO-MZ(1)	Non-PEO NEO(3)
SCT Total Compensation(2)	$158,613	$1,161,021	$2,514,385
Deduct amounts reported under the “Option Awards” column of the SCT	—	—	(1,755,734)
Add fair value of awards granted in the fiscal year and unvested as of the fiscal year end	—	—	9,373,155
Add change in fair value of awards granted in prior years and unvested as of the fiscal year end	—	136,159,546	79,543,749
Add change in fair value of awards granted in prior years that vested during the fiscal year as of the vesting date	—	90,987,155	44,813,017
Less: FV of any awards granted in prior years that fail to meet vesting conditions during the covered fiscal year, as of the end of the prior fiscal year	—	—	(678,054)
Total Compensation Actually Paid(4)	$158,613	$228,307,722	$133,810,518

Total Shareholder Return Amount	$ 379.57	55.53	90.43	57.23
Peer Group Total Shareholder Return Amount	113.68	115.84	111.67	126.42
Net Income (Loss)	$ (221,315,000)	$ (614,928,000)	$ (78,782,000)	$ (88,602,000)
PEO Name				Robert W. Duggan
Additional 402(v) Disclosure
PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between NEO compensation and certain financial performance of our Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and its NEOs' pay.
Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2020.The Peer Group TSR is calculated based on the Nasdaq Biotechnology Index, which is the same index that we used in the performance graph included in Item 5 of our Annual Report on Form 10-K for the year ended December 31, 2024.
Pay Versus Performance Narrative Disclosure

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table on CAP and each of total shareholder return (“TSR”) and net loss.

We do not link our PEOs and NEO compensation to the Company’s financial and stock price performance. As a development stage company, we link a significant portion of their compensation to the achievement of key product development milestones. Although we are required to show the relationship between our compensation program and net income (or loss, as applicable), we do not consider net income (loss) to be a relevant or driving metric for NEO compensation, as our NEO compensation program is not determined by this financial performance measure.

For purposes of this disclosure, there were no financial performance measures used to link Company performance to Compensation Actually Paid to our PEOs and non-PEO NEO in 2024.

Description of Relationships Between Pay and Performance

The following table shows the relationship between compensation actually paid to our Co-Chief Executive Officer and the average compensation paid to our other NEOs, to each of net income, relative total stockholder return and our peer group total stockholder return, in 2024, 2023, 2022 and 2021:

	Year ended December 31,				Year-over-Year Changes
	2024	2023	2022	2021	2024	2023	2022
Financial Results:
Net Income (Loss)	$(221,315,000)	$(614,928,000)	$(78,782,000)	$(88,602,000)	(64)%	681%	(11)%

Total Stockholders' Return:
Summit Therapeutics, Inc.	$380	$56	$90	$57	584%	(39)%	58%
Peer Group (Nasdaq Biotechnology Index)	$215	$167	$117	$174	29%	43%	(33)%

Compensation Actually Paid to:
Co-Chief Executive Officer	$228,307,722	$30,062,629	$3,786,649	$5,123,646	660%	694%	(26)%
Other NEOs (average)	$133,810,518	$18,441,114	$3,502,186	$(11,289)	626%	427%	(31,123)%

Disclosure of the Most Important Performance Measures

We are a pre-revenue biopharmaceutical company focused on the discovery, development, and commercialization of patient-, physician-, caregiver- and societal-friendly medicinal therapies intended to improve quality of life, increase potential duration of life, and resolve serious unmet medical needs. Therefore, there were no financial measures used to link Company performance to Compensation Actually Paid to our Co-Chief Executive Officer (PEO) and Other NEOs in 2024, 2023, 2022 and 2021.

We use a range of non-financial performance metrics to determine NEO compensation, with a focus on the company’s long-term sustainability, growth, and success. These metrics include the achievement of annual OKRs, which are tied to meeting regulatory milestones, overseeing clinical trial progress, managing operational and manufacturing goals, as well as effective budget management and capital raising efforts.

Duggan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 158,613
PEO Actually Paid Compensation Amount	$ 158,613
PEO Name	Robert W. Duggan	Robert W. Duggan	Robert W. Duggan
Zanganeh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,161,021	$ 20,562,924	$ 1,242,049	$ 9,639,214
PEO Actually Paid Compensation Amount	$ 228,307,722	$ 30,062,629	$ 3,786,649	$ 5,123,646
PEO Name	Mahkam Zanganeh	Mahkam Zanganeh	Mahkam Zanganeh
PEO | Duggan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Duggan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Duggan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Duggan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Duggan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Zanganeh [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Zanganeh [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Zanganeh [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,159,546
PEO | Zanganeh [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,987,155
PEO | Zanganeh [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,755,734)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,373,155
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,543,749
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,813,017
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (678,054)